Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Operating activities
Net income (loss)	$ (20,952)	$ (8,751)	$ (40,492)	$ 56,142
Items not affecting cash:
Income tax expense (recovery)	(3,033)	(100)	(8,287)	11,749
Unrealized loss (gain) on risk management contracts	17,854	18,940	46,139	(13,248)
Depletion and depreciation	47,460	20,317	87,387	62,245
Stock-based compensation	137	1,186	285	2,836
Financing expense	2,438	3,478	3,829	7,734
Foreign exchange gain (loss)	201	5,505	(141)	(9,601)
Loss (gain) on revaluation of warrants	6,280	(1,123)	8,452	(14,971)
Other income		(294)	(201)	(294)
Gain on sale of assets	(4,247)		(4,247)
Decommissioning costs	(3,449)	(1,107)	(3,583)	(1,107)
Change in non-cash working capital	42,712	10,713	33,196	(316)
Cash provided by operating activities	85,401	48,764	122,337	101,169
Financing activities
Draws (repayments) of debt	543,262	(2,046)	569,762	(2,053)
Repayment of acquired debt	(62,469)		(62,469)
Debt issuance costs	(11,482)		(13,589)
Debt redemption premium		(102)		(102)
Proceeds on issuance of common shares	774,285		774,285
Share issuance costs	(1,430)		(1,730)
Payment of lease liabilities	(331)	(87)	(1,345)	(2,135)
Cash provided by (used in) financing activities	1,241,835	(2,235)	1,264,914	(4,290)
Investing activities
Property, plant and equipment expenditures	(61,551)	(17,896)	(167,806)	(55,035)
Acquisition payment, net of cash acquired	(1,279,544)		(1,279,544)
Proceeds from dispositions	20,926		20,926
Change in non-cash working capital (accrued additions to PP&E)	(554)	15,169	6,538	6,543
Cash used in investing activities	(1,320,723)	(2,727)	(1,419,886)	(48,492)
Exchange rate impact on cash held in foreign currency	5	874	141	(1,150)
Change in cash	6,518	44,676	(32,494)	47,237
Cash, beginning of period	2,962	69,980	41,974	67,419
Cash, end of period	$ 9,480	$ 114,656	$ 9,480	$ 114,656